Share-based payments (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Weighted Average Fair Value of Options and Assumptions
The weighted average fair value of the options and assumptions used in applying the AB InBev option pricing model for the 2020, 2019 and 2018 grants of awards described above are as follows:

Amounts in US dollar unless otherwise indicated	2020	2019	2018
Fair value of options granted	7.54	11.79	16.92
Share price	46.35	78.46	98.66
Exercise price	46.35	78.46	98.66
Expected volatility	25%	23%	23%
Expected dividends	3.00%	3.00%	3.00%
Risk-free interest rate	-0.32%	0.43%	0.39%

Summary of Number of Options Outstanding
The total number of outstanding AB InBev options developed as follows:

Million options	2020	2019	2018
Options outstanding at 1 January	88.7	92.6	93.0
Options issued during the year	38.1	13.8	5.2
Options exercised during the year	(3.9)	(10.7)	(1.7)
Options forfeited during the year	(9.0)	(7.0)	(4.0)

Options outstanding at the end of December	113.3	88.7	92.6

Summary of Weighted Average Exercise Price of Options
The weighted average exercise price of the AB InBev options is as follows:

Amounts in US dollar	2020	2019	2018
Options outstanding at 1 January	79.66	94.74	98.32
Granted during the year	53.41	83.33	104.77
Exercised during the year	29.92	29.27	44.96
Forfeited during the year	117.82	108.44	113.19
Outstanding at the end of December	71.22	79.66	94.74
Exercisable at the end of December	99.54	65.33	21.40

AB inBev [member] | Restricted Stock Units [member]
Statement [LineItems]
Summary of Number of Outstanding Deferred and Restricted stock Units
The total number of outstanding AB InBev restricted stock units developed as follows:

Million restricted stock units	2020	2019	2018
Restricted stock units outstanding at 1 January	9.9	6.0	5.4
Restricted stock units issued during the year	10.9	5.5	2.3
Restricted stock units exercised during the year	(0.7)	(1.0)	(0.5)
Restricted stock units forfeited during the year	(0.9)	(0.7)	(1.2)

Restricted stock units outstanding at the end of December	19.1	9.9	6.0

Ambev [member]
Statement [LineItems]
Summary of Weighted Average Fair Value of Options and Assumptions
The weighted fair value of the options and assumptions used in applying a binomial option pricing model for the 2020 Ambev grants are as follows:

Amounts in US dollar unless otherwise indicated 1	2020	2019	2018
Fair value of options granted	0.78	1.12	1.47
Share price	3.47	4.38	4.66
Exercise price	3.47	4.38	4.66
Expected volatility	22%	24%	26%
Expected dividends	0.00% - 5.00%	0.00% - 5.00%	0.00% - 5.00%
Risk-free interest rate	6.8%	7.8%	9.6%

1	Amounts have been converted to US dollar at the closing rate of the respective period.

Summary of Number of Options Outstanding
The total number of outstanding Ambev options developed as follows:

Million options	2020	2019	2018
Options outstanding at 1 January	141.8	141.3	135.2
Options issued during the year	—	24.6	19.9
Options exercised during the year	(5.7)	(7.8)	(10.0)
Options forfeited during the year	(8.8)	(16.3)	(3.8)

Options outstanding at the end of December	127.3	141.8	141.3

Summary of Weighted Average Exercise Price of Options
The weighted average exercise price of the Ambev options is as follows:

Amounts in US dollar	2020	2019	2018
Options outstanding at 1 January	4.60	4.17	3.94
Granted during the year	3.47	4.48	4.66
Exercised during the year	1.60	2.25	1.93
Forfeited during the year	4.42	5.27	4.79
Outstanding at the end of December	3.81	4.60	4.17
Exercisable at the end of December	4.56	4.74	0.58

Ambev [member] | Restricted Stock Units [member]
Statement [LineItems]
Summary of Number of Outstanding Deferred and Restricted stock Units
The total number of outstanding Ambev deferred and restricted stock units developed as follows:

Million restricted stock units	2020	2019	2018
Restricted stock units outstanding at 1 January	31.7	25.0	16.3
Restricted stock units issued during the year	21.3	12.0	13.5
Restricted stock units vested during the year	(1.9)	(4.2)	(3.7)
Restricted stock units forfeited during the year	(1.5)	(1.1)	(1.1)

Restricted stock units outstanding at the end of December	49.6	31.7	25.0